Note Loans (Changes in the carrying amount and the accretable yield for the acquired loans) (Parenthetical) (Detail) - ASC Subtopic 310-30 - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	$ 1,883,556	[1]	$ 2,108,993	$ 2,301,024
Accretable yield	1,092,504	[2]	1,214,488	$ 1,288,983
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	1,400,000		1,600,000
Accretable yield	$ 800,000		$ 900,000

[1]	At December 31, 2018, includes $1.4 billion of loans considered non-credit impaired at the acquisition date (December 31, 2017 - $1.6 billion).
[2]	At December 31, 2018, includes $0.8 billion for loans considered non-credit impaired at the acquisition date (December 31, 2017 - $0.9 billion).